Financing Receivables (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivables:
Ending Balance	$ 20,060	$ 19,625
Collectively evaluated for impairment	19,692	18,993
Individually evaluated for impairment	368	632
Allowance for Credit Losses
Allowance for credit losses, beginning balance	353
Write-offs	(84)
Provision	44
Other	(5)
Allowance for credit losses, ending balance	307
Collectively evaluated for impairment	96	71
Individually evaluated for impairment	211	282
Major Markets
Financing Receivables:
Ending Balance	15,587	15,650
Collectively evaluated for impairment	15,321	15,199
Individually evaluated for impairment	266	451
Allowance for Credit Losses
Allowance for credit losses, beginning balance	234
Write-offs	(68)
Provision	39
Other	(1)
Allowance for credit losses, ending balance	203
Collectively evaluated for impairment	82	60
Individually evaluated for impairment	122	174
Growth Markets
Financing Receivables:
Ending Balance	4,472	3,975
Collectively evaluated for impairment	4,370	3,794
Individually evaluated for impairment	102	181
Allowance for Credit Losses
Allowance for credit losses, beginning balance	119
Write-offs	(16)
Provision	5
Other	(4)
Allowance for credit losses, ending balance	104
Collectively evaluated for impairment	15	11
Individually evaluated for impairment	89	108
Lease receivables
Financing Receivables:
Ending Balance	8,430	8,545
Allowance for Credit Losses
Allowance for credit losses, beginning balance		126
Allowance for credit losses, ending balance	118	126
Lease receivables | Major Markets
Financing Receivables:
Ending Balance	6,510	6,562
Allowance for Credit Losses
Allowance for credit losses, beginning balance		84
Allowance for credit losses, ending balance	79	84
Lease receivables | Growth Markets
Financing Receivables:
Ending Balance	1,921	1,983
Allowance for Credit Losses
Allowance for credit losses, beginning balance		42
Allowance for credit losses, ending balance	40	42
Client loan receivables
Financing Receivables:
Ending Balance	11,629	11,080
Allowance for Credit Losses
Allowance for credit losses, beginning balance		226
Allowance for credit losses, ending balance	189	226
Client loan receivables | Major Markets
Financing Receivables:
Ending Balance	9,077	9,087
Allowance for Credit Losses
Allowance for credit losses, beginning balance		150
Allowance for credit losses, ending balance	125	150
Client loan receivables | Growth Markets
Financing Receivables:
Ending Balance	2,552	1,993
Allowance for Credit Losses
Allowance for credit losses, beginning balance		76
Allowance for credit losses, ending balance	$ 64	$ 76